Related party balances and transactions (Details 4 Text) - BSEC	12 Months Ended
Dec. 31, 2025
Interest Rate CDI [Member]
Disclosure of transactions between related parties [line items]
Interest rate percentage	100.00%
Interest rate per year [Member]
Disclosure of transactions between related parties [line items]
Interest rate percentage	2.50%